SIGNIFICANT ACCOUNTING POLICIES (Warranty) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
January 1,	$ 2,916	$ 2,820
Charged to costs and expenses relating to new sales	1,281	1,879
Costs of product warranty claims	(1,459)	(1,734)
Foreign currency translation adjustments	(159)	(49)
December 31,	$ 2,579	$ 2,916